Derivative Financial Instruments - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost, Interest expense, Selling, general and administrative, Other (income) and expense	Cost, Interest expense, Selling, general and administrative, Other (income) and expense	Cost, Interest expense, Selling, general and administrative, Other (income) and expense
Recognized on Derivatives	$ (362)	$ 504	$ 140
Attributable to Risk Being Hedged	140	(116)	13
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	$ (2,163)	$ 1,747	$ (190)
Derivative, Excluded Component, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost, Interest expense	Cost, Interest expense	Cost, Interest expense
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	$ (557)	$ 7	$ (189)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	(5)	(32)	(98)
Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Cash flow hedges	0	0	0
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(116)	390	192
Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Cash flow hedges	175	405	213
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Amount excluded from the assessment of effectiveness	(240)	(16)	(6)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	108	77	29
Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Amount excluded from the assessment of effectiveness	22	4	0
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI - Net investment hedges	(2,120)	1,354	(397)
Cost of financing | Interest rate contracts | Fair Value Hedging
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(11)	41	17
Attributable to Risk Being Hedged	22	(19)	2
Cost of financing | Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	2	2	3
Cost of financing | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	2	4	11
Cost of financing | Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	(18)	(18)	(22)
Interest expense | Interest rate contracts | Fair Value Hedging
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(59)	208	83
Attributable to Risk Being Hedged	118	(97)	11
Interest expense | Interest rate contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	11	13	15
Interest expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	12	19	51
Interest expense | Foreign exchange contracts | Net Investment Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	(96)	(91)	(105)
Cost of services | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	27	(22)	5
Cost of sales | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	15	(40)	(22)
SG&A expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	6	(16)	(12)
SG&A expense | Equity contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	(176)	(135)	(153)
Other (income) and expense | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(633)	48	(239)
Other (income) and expense | Equity contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments, Gain (Loss)
Recognized on Derivatives	$ 0	$ 0	$ 0